Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents	Schedule of cash and cash equivalents
	12.31.21	12.31.20
Cash and banks	1,518	2,472
Time deposits	305	-
Mutual funds	1,349	4,110
Total cash and cash equivalents	3,172	6,582